Property Plant And Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property Plant And Equipment
12	Property, plant and equipment

	Servers and network equipment	Leasehold improve -ments	Office furniture, equipment and others	Total
	RMB ’million	RMB ’million	RMB ’million	RMB ’million
At January 1, 2020
Cost	264	59	41	364
Accumulated depreciation	(140)	(33)	(12)	(185)

Net book amount	124	26	29	179

Year ended December 31, 2020
Opening net book amount	124	26	29	179
Additions	53	11	33	97
Business combinations	1	—	1	2
Disposals	(1)	—	—	(1)
Depreciation charge	(66)	(13)	(22)	(101)

Closing net book amount	111	24	41	176

At December 31, 2020
Cost	315	67	70	452
Accumulated depreciation	(204)	(43)	(29)	(276)

Net book amount	111	24	41	176

Year ended December 31, 2021
Opening net book amount	111	24	41	176
Additions	32	81	79	192
Business combinations	1	—	1	2
Disposals	(1)	(6)	(21)	(28)
Depreciation charge	(59)	(19)	(21)	(99)

Closing net book amount	84	80	79	243

At December 31, 2021
Cost	344	137	128	609
Accumulated depreciation	(260)	(57)	(49)	(366)

Net book amount	84	80	79	243

During the years ended December 31, 2019, 2020 and 2021, depreciation was charged to the consolidated income statements as follows:

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Cost of revenues	64	74	66
Selling and marketing expenses	1	1	—
General and administrative expenses	23	26	33

	88	101	99